Consolidated Statement of Cash Flows (US VR Global Inc.)	10 Months Ended
Dec. 31, 2017 USD ($)
US VR Global Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,976,840)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	44,521
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables	(289,358)
Accrued expenses and other payables	260,089
Amount due to a related party	874,722
Cash used in operating activities	(1,086,866)
Taxation paid
Net cash used in operating activities	(1,086,866)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	(487,994)
Net cash used in investing activities	(487,994)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposit for shares to be issued	2,074,500
Issuance of share capital	72,177
Additional Paid-in Capital	15,315
Net cash provided by financing activities	2,161,992
Effect of exchange rate changes on cash and cash equivalent
Net increase in cash and cash equivalents	587,132
Cash and cash equivalents, beginning of period
CASH AND CASH EQUIVALENTS, END OF PERIOD	587,132
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid